PREFERRED SHARES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Jul. 15, 2024	Jul. 31, 2021
Series A preference shares [member]
IfrsStatementLineItems [Line Items]
Shares issued	151			3,000	3,000		3,000
Consideration of shares issued							$ 6,000,000
Preferred shares carrying amount		$ 2,000		$ 2,000
Issue price per share		$ 2.44
Redemption price percentage		100.00%		100.00%
Recapitalized preferred shares	123,820			2,460,000	2,460,000
Fair value gain		$ 3,539,648	$ 5,044,000	$ 4,101,000	$ 1,841,000
Fair value	$ 369,648
Proceeds from issue of preference shares		$ 6,189,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares issued						1,291,910
Preferred shares carrying amount				$ 9,359,000	$ 13,460,000